Additional information - condensed financial statements	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Additional information - condensed financial statements
34.	Additional information – condensed financial statements

The condensed financial statements of YY Inc. have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries and VIEs under the equity method of accounting. Such investments to subsidiaries and VIEs are presented on the balance sheet as “Interests in subsidiaries and VIEs” and the profit of the subsidiaries and VIEs is presented as “Share of profit of subsidiaries and VIEs” in the statement of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2017 and 2018, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

(a)	Condensed balance sheets of YY Inc. as of December 31, 2017 and 2018

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
			(Note 2(e))
Assets
Current assets
Amounts due from a subsidiary	2,671,590	2,592,009	376,992

Non-current assets
Interests in subsidiaries and VIEs	8,535,113	15,935,185	2,317,677

Total assets	11,206,703	18,527,194	2,694,669

Liabilities and shareholders’ equity
Current liabilities
Interests payable	777	39	6
Convertible bonds	-	6,863	998
Short-term loans	588,235	-	-

Total current liabilities	589,012	6,902	1,004

Non-current liabilities
Convertible bonds	6,536	-	-

Total liabilities	595,548	6,902	1,004

Shareholders’ equity
Class A common shares (US$0.00001 par value; 10,000,000,000 shares authorized, 945,245,908 shares issued and outstanding as of December 31, 2017 and 981,740,848 shares issued and outstanding as of December 31, 2018)	57	59	9
Class B common shares (US$0.00001 par value; 1,000,000,000 shares authorized, 317,982,976 shares issued and outstanding as of December 31, 2017 and 288,182,976 shares issued and outstanding as of December 31, 2018)	23	21	3
Additional paid-in capital	5,339,844	11,168,866	1,624,444
Retained earnings	5,280,828	7,015,194	1,020,318
Accumulated other comprehensive (loss) income	(9,597)	336,152	48,891

Total shareholders’ equity	10,611,155	18,520,292	2,693,665

Total liabilities and shareholders’ equity	11,206,703	18,527,194	2,694,669

(b)	Condensed statements of comprehensive income of YY Inc. for the years ended December 31, 2016, 2017 and 2018

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note2(e))

Share of profit of subsidiaries and VIEs	1,605,003	2,545,045	2,211,452	321,642
Interest expense	(81,085)	(32,122)	(2,445)	(357)

Net income attributable to controlling interest of the Company	1,523,918	2,512,923	2,209,007	321,285

Other comprehensive income (loss) :
Unrealized gain (loss) of available-for-sale securities	134,768	(41,150)	-	-
Foreign currency translation adjustments, net of nil tax	(5,317)	(61,513)	434,080	63,134

Total comprehensive income	1,653,369	2,410,260	2,643,087	384,419

(c)	Condensed statements of cash flows of YY Inc. for the years ended December 31, 2016, 2017 and 2018

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note2(e))

Cash flows from operating activities	-	-	-	-

Cash flows from investing activities
Repayment of loans from a subsidiary	-	2,132,512	195,091	28,375
Loans to a subsidiary	-	(2,950,607)	-	-

Net cash (used in) provided by investing activities	-	(818,095)	195,091	28,375

Cash flows from financing activities
Proceeds from bank borrowings	-	621,118	-	-
Proceeds from issuance of common shares, net of issuance cost	-	2,950,607	(4,473)	(651)
Partial disposal of subsidiary’s interests to non-controlling interest shareholders	-	-	378,548	55,058
Repayment of bank borrowings	-	-	(569,166)	(82,782)
Repayment of convertible bonds	-	(2,753,630)	-	-

Net cash provided by (used in) financing activities	-	818,095	(195,091)	(28,375)

Net increase in cash and cash equivalents	-	-	-	-
Cash and cash equivalents at the beginning of the year	-	-	-	-

Cash and cash equivalents at the end of the year	-	-	-	-